Operating Segments Information - Production Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of products and services [line items]
Production Information	$ 1,069,985.4	$ 35,773.5	$ 1,031,473.6	$ 977,447.2
Wafer [member]
Disclosure of products and services [line items]
Production Information				875,461.4
Others [member]
Disclosure of products and services [line items]
Production Information				$ 101,985.8